Series A Notes, Net Of Current Maturities (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended					3 Months Ended		12 Months Ended
	May 31, 2012 USD ($)	May 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Jun. 30, 2010 USD ($) installment	Jun. 30, 2012	Jun. 30, 2010 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ILS (₪)	May 31, 2012 ILS (₪)	Mar. 31, 2012 ILS (₪)	Jun. 30, 2010 ILS (₪)
Derivative [Line Items]
Proceeds from issuance of Series A Notes	$ 24,900	₪ 95	$ 224,000	₪ 831	$ 283,000
Number of equal annual installments associated with note, in installments | installment					10
Fixed interest rate of Series A Notes	4.84%				4.84%		4.84%	3.00%			3.00%	4.84%		4.84%
Series A Notes issuance costs	$ 94		2,010		$ 2,530
Series A Notes issuance costs, discount			1,795		2,164
Amortization of deferred issuance costs			215		366		$ 366	$ 92
Amount of Series A Note	24,407		217,420					181,713	$ 218,466		₪ 440	₪ 92	₪ 807	₪ 1,100
Premium amount	260		$ 3,675
Interest expense on Series A Notes								$ 6,112	$ 6,565	$ 6,812
Cross currency interest rate swap transaction term, in years							10 years
Cross currency interest rate swap, amount					$ 287,000		$ 287,000							₪ 1,100
Effective interest rate								1.84%			1.84%
4.84% First Amount
Derivative [Line Items]
Cross currency interest rate swap, amount | ₪												807
Fixed interest rate								4.84%			4.84%
4.84% Second Amount
Derivative [Line Items]
Cross currency interest rate swap, amount | ₪												₪ 92
Average spread 2.02%
Derivative [Line Items]
Cross currency interest rate swap, amount	217,300
Average spread 2.285%
Derivative [Line Items]
Cross currency interest rate swap, amount	$ 24,100
LIBOR 0.45%
Derivative [Line Items]
Average spread on LIBOR								2.05%			2.05%
London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Average spread on LIBOR								1.35%			1.35%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Average spread on LIBOR					1.65%		1.65%	1.65%			1.65%			1.65%
Variable rate basis of fair value hedge transactions						LIBOR	LIBOR	LIBOR
Effective interest rate								1.84%			1.84%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Average spread 2.02%
Derivative [Line Items]
Average spread on LIBOR	2.02%											2.02%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Average spread 2.285%
Derivative [Line Items]
Average spread on LIBOR	2.285%											2.285%